Condensed Consolidated Balance Sheets Unaudited - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 36,489	$ 35,631	$ 16,142
Restricted cash		3,044	3,034
Accounts receivable, net	6,970	8,238	3,353
Marketable debt securities, available-for-sale	27,528	50,648	94,696
Inventories	57,007	57,540	30,883
Prepaid expenses and other current assets	8,476	8,100	17,850
Total current assets	136,470	163,201	165,958
Property and equipment, net	17,752	18,581	7,426
Operating lease right-of-use assets, net	6,172	6,555
Marketable debt securities, available-for-sale – long-term			54,816
Other non-current assets	1,821	1,599	506
Total assets	162,215	189,936	228,706
Liabilities and Stockholders’ Equity
Accounts payable	3,533	2,896	10,122
Convertible debt, current	19,635	26,849
Derivative liabilities	497	405
Other current liabilities	17,168	15,616	5,861
Total current liabilities	40,833	45,766	15,983
Convertible debt, non-current	19,882	19,870
Earn-out shares liability	616	564	29,240
Common stock warrant liability	666	661	7,496
Other non-current liabilities	10,467	11,000	1,594
Total liabilities	72,464	77,861	54,313
Commitment and Contingencies (Note 13)
Stockholders’ Equity
Common Stock $0.0001 par value, authorized 1,000,000 shares, 169,829 and 168,817 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	17	17	16
Preferred Stock $0.0001 par value, authorized 10,000 shares, 0 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively
Additional paid-in capital	191,820	190,215	178,851
Accumulated deficit	(101,749)	(77,418)	(4,093)
Accumulated other comprehensive loss	(337)	(739)	(381)
Total stockholders’ equity	89,751	112,075	174,393
Total liabilities and stockholders’ equity	$ 162,215	$ 189,936	$ 228,706